Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill
Impairment of goodwill	¥ 0	¥ 37,593	¥ 0
Impairment of Long-lived Assets
Impairment of long-lived assets	3,096	31,765	0
Financial Guarantee liabilities
Gain on guarantee liability	27,035	138,483	407,403
Guarantee Obligations Maximum Exposure	30,275	215,704
Allowance for Guarantee Assets	387	8,053	12,527
Revenue recognition
Deferred Revenue Recognized		6,890	66,576	¥ 119,684
Accounts receivable, net	36,854	50,979				$ 5,783
Impairment of Long-Lived Assets to be Disposed of	¥ 0	0	0
Value added Tax ("VAT")
Percentage of value added tax	6.00%
Segment reporting
Number of reportable segment | Segment	1
Statutory reserves
Appropriation to the statutory surplus fund, minimum percentage of after-tax profits	10.00%
Maximum percentage of statutory surplus fund to registered capital	50.00%
Transfer of reserves	¥ 0
Profit appropriation to general reserve fund and statutory surplus fund	516	1,104	27,920
Operating lease liability					¥ 21,538
Operating lease right of use assets					¥ 21,714
Underpayment of income tax	¥ 100					$ 15
Period of statue of limitation	10 years
Allowance for bad debts	¥ 4,396	369	4,780	¥ 13,845
Amortization of intangible asset	3,526	¥ 11,709	¥ 8,383
Restatement Adjustment [Member]
Statutory reserves
Allowance for bad debts	2,903
Impairment of intangible assets	3,096
Amortization of intangible asset	¥ 3,688